SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes and liabilities, goodwill valuation, share-based compensation cost, as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

b.Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

c.Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments are in U.S. dollars and a substantial portion of the Company costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters" ("ASC No. 830"). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

The functional currency of the Company Subsidiaries is the U.S. dollar.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

d.Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

e.Short-term deposits:

Short-term deposits are deposits with maturities over three months form the date of purchase and of up to one year. As of December 31, 2018 and 2019, the Company's bank deposits were denominated in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 2.84% and 2.86%, respectively. Short-term deposits are presented at their cost, including accrued interest.

f.Restricted deposits:

Restricted deposits are deposits with maturities of up to one year and are used as security for the rental of premises, for the Company's credit cards, and as a security for the Company's hedging activities. As of December 31, 2018 and 2019 the Company's bank deposits were in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 0.06% and 0.05%, respectively. Restricted deposits are presented at their cost, including accrued interest upon the term of the remaining restrictions.

g.Marketable securities:

The Company’s marketable securities consist of U.S. federal deposit insured corporation, Treasury bonds, certificate of deposits and corporate bonds. The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities are classified as available for sale at the time of purchase. Available-for-sale securities are carried at fair value based on quoted market prices, with the unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold. Interest on these securities, as well as amortization or accretion of premiums or discounts, are included in financial income, net.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. Impairments are considered other than temporary if they are related to deterioration in credit risk. The Company regularly reviews its investment portfolio and charges unrealized losses against net income when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the year ended December 31, 2019 and 2018 were not other-than temporary. Tax effect was de minimis.

h.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Office furniture and equipment	6 – 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

i.Impairment of Long-lived assets and intangible assets subject to amortization:

The long-lived assets of the Company and its subsidiaries are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC No. 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2017, 2018 and 2019, no impairment losses have been identified.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

j.Business combinations:

The Company accounted for business combination in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

The Company accounts for a transaction that does not meet the definition of a business as an asset acquisition Under ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business (“2017-01”), we first determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.

k.Goodwill and intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible - Goodwill and other", ("ASC No. 350") goodwill is not amortized, but rather is subject to impairment test. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test. The Company operates in one reporting segment, and this segment comprises its only reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which weighted average amortization period of 13 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. As of December 31, 2017, 2018 and 2019, no impairment losses have been recognized.

l.Equity investments in privately-held companies:

The Company's non-marketable equity securities are investments in privately held companies without readily determinable market values.

Effective January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2016-01, which changed the way it accounts for non-marketable securities on a prospective basis. Under the new ASU, equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative. For the Company’s equity investment in private company equity securities which do not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The investment is reviewed periodically to determine if its value has been impaired and adjustments are recorded as necessary.

During the years ended December 31, 2018 and 2019, no impairment loss was identified and no loss related to revaluation of its investment in a private company based on observable price changes was recorded.

m.Derivatives instruments:

ASC No. 815, "Derivative and Hedging" ("ASC No. 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of balance sheets at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

As a result of adopting new accounting guidance discussed in Note 2, " Recently adopted accounting pronouncements," beginning January 1, 2019, gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into in the same accounting period in which the designated forecasted transaction or hedged item affects earnings. Prior to January 1, 2019, cash flow hedge ineffectiveness was separately measured and reported immediately in earnings. Cash flow hedge ineffectiveness was immaterial during 2018 and 2017.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The net fair value of derivative instruments balance as of December 31, 2018, totaled $(341), and is presented on a gross basis as prepaid expenses and other current assets in the amount of $599 and as accrued expenses and other current liabilities in the amount of $940. The net fair value of derivative instruments balance as of December 31, 2019 totaled $888, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $888 and as accrued expenses and other current liabilities in the amount of $0.

In the years ended December 31, 2017, 2018 and 2019, the Company recorded as operating income (expenses) net from hedging transactions in the amount of $5,417, $(1,687) and $147, respectively.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary payments, rent and other overhead vendors during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted salary, rent and other overhead cash flow denominated in NIS. These option contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective.

As of December 31, 2019, the amount recorded in accumulated other comprehensive loss from the Company's currency option transactions is $888. At December 31, 2019, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $56,101. The foreign exchange forward and options contracts will expire through 2020.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and option transactions to economically hedge certain revenue transactions in Euros, British pounds, Brazilian Real, Mexican Pesos and Japanese Yen and expenses in NIS. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2019, the notional amounts of foreign exchange forward contracts into which the Company entered were $78,302. The foreign exchange forward and option transactions will expire through 2020.

The net fair value of derivative instruments balance as of December 31, 2018, totaled $318 and is presented on a gross basis as prepaid expenses and other current assets in the amount of $1,974 and as accrued expenses and other current liabilities in the amount of $1,656. The net fair value of derivative instruments liabilities balance as of December 31, 2019 totaled $119, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $577 and as accrued expenses and other current liabilities in the amount of $696.

In the years ended December 31, 2017, 2018 and 2019, the Company recorded net financial income (expenses), net from hedging transactions in the amount of $(7,101), $1,435 and $963, respectively. Tax effect was de minimis.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

n.Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expense for the years ended December 31, 2017, 2018 and 2019, amounted to $7,768, $9,489 and $12,042, respectively.

o.U.S. employees defined contribution plan:

The U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $19 per year (for certain employees over 50 years of age the maximum contribution is $25 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The U.S. Subsidiary matches 4% of employee contributions up to the plan with no limitation. During the years ended December 31, 2017, 2018 and 2019, the U.S. Subsidiary recorded expenses for matching contributions in amounts of $ 334, $ 587 and $ 727, respectively.

p.Convertible senior notes:

The Company accounts for its convertible senior notes in accordance with ASC 470-20 "Debt with Conversion and Other Options". The Company separately accounts for the liability and equity components of convertible debt instruments The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument that does not have a conversion feature. The equity component is based on the excess of the principal amount of the debentures over the fair value of the liability component, after adjusting for an allocation of debt issuance costs, and is recorded as capital in excess of par. Debt discounts are amortized as additional non-cash interest expense over the expected life of the debt using an effective interest rate method. In accounting for the issuance costs related to the Notes, the allocation of issuance costs incurred between the liability and equity components were based on their relative values.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

q. Revenue recognition:

In May 2014, the FASB issued ASU 2014-09 guidance on revenue from contracts with customers (Topic 606) that supersedes the existing revenue recognition guidance and clarifies the principles for recognizing revenue. The core principle is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.

On January 1, 2018, The Company adopted the standard using the modified retrospective method of adoption to those contracts which were not completed as of January 1, 2018. This means that the cumulative impact of the adoption was recognized in retained earnings as of January 1, 2018 and that comparatives were not restated.

The most significant impact of the standard relates to the Company accounting for revenue from domain names and third party developer applications. Specifically, under the new standard, the Company recognize revenues from domain names and third party applications at the time of delivery, rather than over the contract period.

The cumulative effect of the changes made to the Company's January 1, 2018 consolidated balance sheet for the adoption of Topic 606 were as follows (USD, in thousands):

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Prepaid expenses and other current assets	19,246	(10,745)	8,501
Prepaid expenses and other long-term assets	3,823	(2,697)	1,126
Deferred revenues ST	202,482	(25,379)	177,103
Deferred revenues LT	14,329	(6,393)	7,936
Accumulated deficit	(299,581)	18,330	(281,251)

Revenue recognition related to other products and services remain substantially unchanged. The adoption of ASU No. 2014-09 had no impact on cash provided by or used in operating, investing, and financing activities in our consolidated statement of cash flows. Please refer to Note 15 - Segments, Customers and Geographic Information for further information, including presentation of disaggregated revenue by geography."

The Company charges the customer for the entire consideration at inception date, and accordingly the services are provided from that date for the agreed service period. The Company records contract liability when cash payments are received in advance of performance, and these revenues are recognized ratably over the service period. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period. The Company expects to recognize the short-term portion of deferred revenue, $289,148 over the next twelve months and the long-term portion of deferred revenue over the remaining service period of up to five years.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Accounting policies and significant judgements:

The Company recognized revenue in accordance with Topic 606 when, or as, control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. Revenue is recognized net of allowances for refunds and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company offers a 14-day money back guaranty ("Guaranty Period") on new premium subscription. The Company considers such amount collected from new premium subscriptions as customer deposits until the end of the 14-day trial period. Revenues are recognized once the Guaranty Period has expired.

Our revenue is categorized and disaggregated as reflected in our statements of operations, as follows:

Creative Subscriptions

Revenues from premium subscriptions are recognized on a straight-line basis over the contract period, since the customer simultaneously receives and consumes the benefits provided by the Company's performance as the Company performs.

Revenues related to the purchase and registration of domain names is recognized at the full amount paid by the customer at a point in time upon the purchase and registration of the domain name, since that is when the Company satisfies the performance obligation.

Business Solutions

Revenues related to Google's G-Suite application is recognized at a point in time upon the purchase, since that is when the Company satisfies the performance obligation

Other subscriptions and software applications developed by the Company are recognized on a straight-line basis over the contract period, since the customer simultaneously receives and consumes the benefits provided by our performance as the Company performs.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Revenues related to third party software applications are recognized on a net basis at a point in time upon purchase of the application, since that is when the Company completes its obligation to facilitate the transfer between the customer and the third-party developer.

Revenue related to the sale of online advertising inventory (ad space) and other related advertising services to brands and advertising agencies are recognized at a point in time, when an ad space is sold.

Each of our goods and services is sold separately, therefore standalone selling prices (SSP) for each of them is observed, and allocation of the transaction price between the performance obligations in the contract is made relatively on that basis. Refunds are estimated at contract inception and updated at the end of each reporting period if additional information becomes available.

Principal versus Agent Considerations

We sell our products directly to customers and also through a network of resellers. In certain cases, we act as a reseller of products provided by others. The determination of gross or net revenue recognition is reviewed on a product-by-product basis and is dependent on our determination as to whether we act as principal or agent in the transaction. Revenue associated with sales through our network of resellers, for certain aftermarket domain sales and for third-party offerings including Google's G-Suite application is recorded on a gross basis as we have determined that we control the product before transferring it to our end customers. Revenues related to third party software applications when the Company does not control the product or service before transferring to the customers are recognized on a net basis.

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

r.Research and development costs:

Research and development costs are charged to the statements of comprehensive loss as incurred.

s.Internal use software costs:

The Company capitalized costs related to the online platform for internal use incurred during the application development stage. Costs incurred in the process of software production are charged to expenses as incurred. Certain software development costs are capitalized under ASC 350-40, Internal-Use Software and are included in property and equipment, net in the consolidated balance sheets.

Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

During 2017, 2018 and 2019, the Company capitalized $720, $392 and $778 respectively.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

t.Advertising expenses:

Advertising expenses consist primarily of cost-per click expenses, social networking expenses, marketing campaigns and display advertisements. Advertising expenses are charged to the statement of comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2017, 2018 and 2019 amounted to $141,346, $165,319 and $187,318, respectively.

u.Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. The Company estimates forfeitures at the grant date, and revises its estimate if necessary, in subsequent periods if actual forfeitures differ from those estimates. Some of the options granted are subject to certain performance criteria: accordingly compensation expense is recognized for such awards when it become probable that the related performance condition will be satisfied. The Company recognizes compensation expenses for the value of awards granted based on the accelerated method for performance based awards.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires several assumptions, of which the most significant are the expected share price, volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company applies ASU 2018-07, "Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" with respect to options and warrants issued to non-employees consultants. ASC No. 718 requires the use of option valuation models to measure the fair value of the options and warrants at the date of grant.

In March 2016, the FASB issued ASU 2016-09, “Compensation – Stock Compensation”, which effects all entities that issue share-based payment awards to their employees. The amendments in this ASU cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows.

The Company adopted ASU 2016-09 in the first quarter of fiscal year 2017 and elected to retain its existing accounting policy and estimate expected forfeitures.

In addition, historically, excess tax benefits or deficiencies from the Company’s equity awards were recorded as additional paid-in capital in its consolidated balance sheets. As a result of adoption, the Company will prospectively record any excess tax benefits or deficiencies from its equity awards as part of its provision for income taxes in its consolidated statements of operations in the reporting periods in which equity vesting occurs. The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the statements of cash flows prospectively from January 1, 2017.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

v.Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC No. 740"). This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The deferred tax assets and liabilities be classified as noncurrent in the statement of financial position

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No. 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

The Company classifies interest and penalties on income taxes as financial expenses and general and administrative expenses, respectively.

w.Basic and diluted net loss per share:

Basic and diluted net loss per share is computed based on the weighted-average number of shares of ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. Basic and diluted net loss per share of ordinary shares was the same for each period presented as the inclusion of all potential ordinary shares outstanding was anti-dilutive.

For the years ended December 31, 2017, 2018 and 2019, all outstanding options and RSUs have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive and the total options and RSUs that have been excluded from the calculations was 10,294,200, 9,767,225 and 9,572,959, respectively. As of December 31, 2019 the exercise price of the Convertible notes options were higher than the share market price and there for the Company has not excluded such options from the calculation of the diluted net loss per share.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

x.Comprehensive loss:

The Company accounts for comprehensive loss in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The total accumulated other comprehensive loss was comprised as follows:

	Year ended December 31, 2019
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning balance	$(315)	$(1,376)	$(1,691)
Other comprehensive income before reclassifications, net	1,167	2,027	3,194
Amounts reclassified from accumulated other comprehensive income	-	(147)	(147)
Net current period other comprehensive income	1,167	1,881	3,048
Total accumulated other comprehensive loss	$852	$505	$1,357

	Year ended December 31, 2018
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning balance	$(291)	$5	$(286)
Other comprehensive income before reclassifications, net	(24)	(3,068)	(3,092)
Amounts reclassified from accumulated other comprehensive income	-	1,687	1,687
Net current period other comprehensive loss	(24)	(1,381)	(1,405)
Total accumulated other comprehensive loss	$(315)	$(1,376)	$(1,691)

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

y. Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and restricted deposits.

The majority of the Company's and its subsidiaries' cash and cash equivalents, short-term and restricted deposits are invested with major banks in Israel, Brazil and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and, therefore, bear minimal risk.

z.Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange. The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

In accordance with ASC No. 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Level 1 -Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$204,067	$-	$-	$204,067

Marketable securities:
Government and corporate debentures - fixed interest rate	-	284,321	-	284,321
Government-sponsored enterprises	-	30,132	-	30,132
Government and corporate debentures - floating interest rate	-	27,146	-	27,146
Foreign currency derivative contracts assets	-	1,465	-	1,465
Total financials assets	$204,067	$343,064	$-	$547,131
Foreign currency derivative contracts liabilities		696		696
Total financials liabilities	$-	$696	$-	$696

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$265,157	$-	$-	$265,157

Marketable securities:	-
Government and corporate debentures - fixed interest rate	-	69,217	-	69,217
Government and corporate debentures - floating interest rate	-	1,000	-	1,000
Foreign currency derivative contracts assets	-	2,573	-	2,573
Total financials assets	$265,157	$72,790	$-	$337,947
Foreign currency derivative contracts liabilities		2,596		2,596
Total financials liabilities	$-	$2,596	$-	$2,596

aa.Government grants:

Government grants received by the Company relating to categories of operating expenditures are credited to the consolidated statements of operations during the period in which the expenditure to which they relate is charged. Salary bearing grants from the Ministry of Economy and Industry of Israel for funding certain approved positions are recognized at the time when the Company is entitled to such grants, on the basis of the related costs incurred, and included as a deduction from salary expenses.

The Company recorded grants in the amounts of $1,030, $1,172 and $852 for the years ended December 31, 2017, 2018 and 2019, respectively. The conditions to receive these grants are based on actual certain approved Head Count (“HC”) positions. The Company may be subject to penalties if certain criteria under the grants are not met.

The Company recorded grants in the amounts of $758 for the year ended December 31, 2019. The conditions to receive these grants are based on actual HC working on innovation R&D projects that were approved by the Israel Innovation Authority. The Company may be subject to penalties if certain criteria under the grants are not met.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

bb.Recently issued accounting standards, not yet adopted by the Company:

In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This ASU clarifies the accounting treatment for implementation costs for cloud computing arrangements (hosting arrangements) that are service contracts. This standard becomes effective for the Company beginning January 1, 2020. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The new guidance was effective for the Company on January 1, 2020. The adoption did not have a material impact on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. ASU 2016-13 also applies to employee benefit plan accounting, with an effective date of the first quarter of fiscal 2020. The amendments in this update are effective for fiscal years beginning after December 31, 2019, including interim periods within those fiscal years. The adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for us in the first quarter of 2021 on a prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Recently adopted accounting standards:

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This new standard introduced a number of changes, primarily the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The new standard retained the distinction between finance leases and operating leases and the classification criteria between the two types remains substantially similar. Also, lessor accounting remained largely unchanged from previous guidance.

The standard requires a modified retrospective transition approach to recognize and measure leases at the initial application. The Company adopted the standard as of January 1, 2019, using a modified retrospective transition approach and elected to use the effective date as the date of initial application. The Company adopted the "package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. As a result, the consolidated balance sheets as of December 31, 2018 were not restated, continue to be reported under ASC 840, which did not require recognition of operating lease assets and liabilities on the balance sheets and are not comparative.

The standard had a material impact on the Company’s consolidated balance sheets which resulted in the recognition of right of use ("ROU") assets and lease liabilities of $51,353 and $52,448, respectively, on January 1, 2019, which included reclassifying deferred rent and rent prepayments as components of the ROU assets. The standard did not have a material impact on the Company's consolidated statements of comprehensive income.

	Balance at January 1, 2019 based on ASC 842	Balance at January 1, 2019 as reported based on previous GAAP	Effect of change
ROU assets	51,353	-	51,353

Accrued lease expense	-	(1,095)	1,095

Lease liabilities short-term	(15,598)	-	(15,598)

Lease liabilities long-term	(36,850)	-	(36,850)

In August 2017, the FASB issued ASU 2017-12, "Targeted Improvements to Accounting for Hedging Activities." The standard better aligns an entity's hedging activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results in the financial statements. The standard prospectively made hedge accounting easier to apply to hedging activities and also enhances disclosure requirements for how hedge transactions are reflected in the financial statements when hedge accounting is elected. The standard is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company adopted the standard beginning January 1, 2019. The standard did not have a material impact on the consolidated financial statements.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

In June 2018, the FASB issued ASU 2018-07, "Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" (ASU 2018-07). ASU 2018-07 was issued to simplify several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, "Compensation – Stock Compensation", to include share-based payment transactions for acquiring goods and services from nonemployees. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The standard did not have a material impact on the consolidated financial statements.

cc.Leases

On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

Determining whether an arrangement contains a lease

Under Topic 842 on the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company as a lessee

The Company entered into operating leases primarily for offices and cars. The leases have remaining lease terms of up to 11 years.

Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A lease is a finance lease if it meets any one of the criteria below, otherwise the lease is an operating lease:

•

The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

•

The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

•

The lease term is for the major part of the remaining economic life of the underlying asset.

•

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

•

The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term.

Based on the criteria above, as of January 1, 2019, the Company's leases were classified as operating leases.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under our lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges.

Under ASC 842, the company is required to remeasure and reallocate the consideration in a contract when they remeasure the lease liability, which occurs as a result of any of the following:

•

A change to the lease term (e.g., a change resulting from a lessee’s determination that it is reasonably certain to exercise an existing option to extend a lease that it had previously determined it was not reasonably certain to exercise)

•

A change in the assessment of whether a lessee is reasonably certain to exercise an option to purchase the underlying asset

•

A change in the amount that it is probable the lessee will owe under a residual value guarantee

•

A resolution of a contingency that results in some or all of the payments allocated to the lease component that were previously determined to be variable meeting the definition of lease payments (e.g., an event occurs that results in variable lease payments that were linked to the performance use of the underlying asset becoming fixed payments for the remainder of the lease term)

•

A lease modification that is not accounted for as a separate contract

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement.

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Other variable lease payments:

Variable payments that depends on performance or use of the underlying asset are not included in the lease payments. Such variable payments are recognized in profit or loss in the period in which the event or condition that triggers the payment occurs.

The Company as a lessor

Company subleases certain office spaces to third-parties. Sublease income is recognized over the term of the agreement.